Cover	6 Months Ended
Nov. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	UNIQUE LOGISTICS INTERNATIONAL, INC.
Entity Central Index Key	0001281845
Entity Primary SIC Number	8742
Entity Tax Identification Number	01-0721929
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	154-09 146th Ave
Entity Address, City or Town	Jamaica
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11434
City Area Code	718
Local Phone Number	978-2000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false